Related party transactions - Schedule of Key Management Personnel Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party [Abstract]
Salaries and employee benefits	$ 4,112	$ 4,587
Post-employment retirement benefits	83	102
Termination benefits	2,892	1,039
Share-based compensation (note 19)	3,638	1,557
Key management personnel compensation	$ 10,725	$ 7,285